Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies Abstract
Schedule of the Useful Life, Measured as Period of Time, Used for Property, Plant and Equipment	Assets are depreciated under the straight-line method, in order to amortize their cost or their estimated value to their residual value over their useful life, as follows:
Plant	10-14 years
Computers and equipment	3 years
Leasehold improvements	Over the shorter of the lease term, or useful life 5-10 years
Furniture and equipment	7-16 years
Vehicles	7 years